Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 11,039,074	$ (2,148,278)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	(9,748,442)	(1,683,358)
Transaction costs allocated to warrant liabilities		438,283
Interest earned on investments held in Trust Account	(3,155,965)	(27,240)
Changes in operating assets and liabilities:
Prepaid expenses	159,550	(313,125)
Accrued expenses	443,496	2,908,125
Accrued offering costs	(12,000)
Income taxes payable	255,297
Net cash used in operating activities	(1,018,990)	(825,593)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	1,034,596
Cash withdrawn from Trust Account in connection with redemptions	250,522,502
Investment of cash in Trust Account		(253,000,000)
Net cash provided by (used in) investing activities	251,557,098	(253,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		247,940,000
Proceeds from sale of Private Placements Warrants		7,060,000
Proceeds from promissory note – related party		109,152
Repayments of promissory note – related party		(133,000)
Payment of offering costs		(381,127)
Redemptions of common stock	(250,522,502)
Net cash (used in) provided by financing activities	(250,522,502)	254,595,025
Net Change in Cash	15,606	769,432
Cash – Beginning of year	769,432
Cash – End of year	785,038	769,432
Non-cash investing and financing activities:
Offering costs included in accrued offering costs		12,000
Income taxes paid	359,000
Payment of accrued expenses through promissory note		16,152
Deferred underwriting fee payable		$ 8,855,000